UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08014

Utilities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Utilities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.2%
Security	Shares	Value
Auto and Parts - 1.0%
Adesa, Inc.	350,000	$7,619,500
		$7,619,500
Broadcasting and Cable - 2.0%
Antena 3 Television SA	3,380	$67,581
Inmarsat PLC(1)	500,000	3,029,240
New Skies Satellites Holding, Ltd.	150,000	2,977,500
Ovation, Inc.(1)(2)	18,040	200,000
PanAmSat Holding Corp.	419,005	8,593,793
		$14,868,114
Communications Equipment - 0.5%
Nokia Oyj ADR	250,000	$4,160,000
		$4,160,000
Electric Utilities - 37.8%
ALLETE, Inc.	316,666	$15,801,633
British Energy Group PLC(1)	1,000,000	7,283,599
E. ON AG ADR	560,000	16,581,600
Edison International	600,000	24,330,000
Enel SPA	1,000,000	8,730,317
Entergy Corp.	305,000	23,042,750
Exelon Corp.	461,250	23,675,962
FirstEnergy Corp.	100,000	4,811,000
Fortis, Inc.	50,000	3,173,171
Fortum Oyj	450,000	7,218,501
FPL Group, Inc.	381,860	16,061,032
National Grid Transco PLC	563,810	5,451,558
NorthWestern Corp.	225,000	7,092,000
NRG Energy, Inc.(1)	340,000	12,784,000
NSTAR	200,000	6,166,000
Ormat Technologies, Inc.	296,400	5,661,240
PG&E Corp.	575,000	21,585,500
PPL Corp.	180,000	10,688,400
Public Power Corp.	65,000	1,620,466
RWE AG	220,000	14,133,274
Scottish and Southern Energy PLC	650,000	11,767,618
Scottish Power PLC	1,054,290	9,358,748
Terna SPA	1,250,000	3,237,128
TXU Corp.	325,000	27,004,250
		$287,259,747

Security	Shares	Value
Engineering and Construction - 1.4%
Bouygues SA	250,000	$10,338,969
		$10,338,969
Gas Utilities - 6.8%
AGL Resources, Inc.	200,000	$7,730,000
Equitable Resources, Inc.	210,000	14,280,000
KeySpan Corp.	98,857	4,023,480
NiSource, Inc.	150,000	3,709,500
ONEOK, Inc.	272,600	8,900,390
Questar Corp.	200,000	13,180,000
		$51,823,370
Integrated Oil - 3.2%
BP PLC ADR	25,000	$1,559,500
Exxon Mobil Corp.	125,000	7,183,750
Statoil ASA	250,000	5,087,406
Statoil ASA ADR	250,000	5,075,000
Total SA ADR	50,000	5,842,500
		$24,748,156
Oil and Gas-Exploration and Production - 3.1%
Denbury Resources, Inc.(1)	25,000	$994,250
Southwestern Energy Co.(1)	252,000	11,838,960
Talisman Energy, Inc.	170,000	6,386,900
Vintage Petroleum, Inc.	150,000	4,570,500
		$23,790,610
Oil and Gas-Refining and Marketing - 5.9%
Halliburton Co.	200,000	$9,564,000
Kinder Morgan, Inc.	135,000	11,232,000
Neste Oil Oyj	312,500	8,096,222
Williams Co., Inc. (The)	850,000	16,150,000
		$45,042,222
Telecommunications Services - 20.1%
BCE, Inc.	585,400	$13,862,272
BellSouth Corp.	550,000	14,613,500
Chunghwa Telecom Co., Ltd. ADR	180,000	3,857,400
Commonwealth Telephone Enterprises, Inc.	100,000	4,191,000
Deutsche Telekom AG ADR	300,000	5,526,000

See notes to financial statements

Utilities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunications Services (continued)
Fairpoint Communciations, Inc.	150,000	$2,422,500
France Telecom SA	500,000	14,556,997
Koninklijke (Royal) KPN NV	700,000	5,856,813
Portugal Telecom, SGPS, SA	500,000	4,758,343
SBC Communications, Inc.	350,000	8,312,500
Sprint Corp.	175,000	4,390,750
TDC A/S	335,600	14,373,553
Telecom Corporation of New Zealand, Ltd.	1,000,000	4,183,428
Telecom Italia SPA	1,000,000	2,587,677
Telefonos de Mexico SA de CV (Telmex) ADR	500,000	9,445,000
Telenor ASA	500,000	3,973,858
TELUS Corp.	450,000	15,304,500
Verizon Communications, Inc.	590,000	20,384,500
		$152,600,591
Transportation - 0.3%
Societe des Autoroutes du Nord et de l'Est de la France(1)	15,850	$850,832
Societe des Autoroutes Paris-Rhin-Rhone	30,000	1,779,247
		$2,630,079
Utilities-Electric and Gas - 8.1%
CMS Energy Corp.(1)	1,275,000	$19,201,500
Constellation Energy Group, Inc.	25,000	1,442,250
Electrabel SA	20,000	8,734,834
Energy East Corp.	400,000	11,592,000
MDU Resources Group, Inc.	130,000	3,662,100
Sempra Energy	320,000	13,219,200
Wisconsin Energy Corp.	100,000	3,900,000
		$61,751,884
Water Utilities - 3.0%
Aqua America, Inc.	325,000	$9,665,500
United Utilities PLC	630,207	7,436,160
Veolia Environnement	150,000	5,617,168
		$22,718,828
Wireless Telecommunication Services - 4.0%
Alltel Corp.	100,000	$6,228,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	72,500

Security	Shares	Value
Wireless Telecommunication Services (continued)
Nextel Communications, Inc., Class A(1)	100,000	$3,231,000
O2 PLC(1)	2,000,000	4,884,426
Vodafone Group PLC ADR	650,000	15,808,000
		$30,223,926
Total Common Stocks (identified cost $547,988,561)		$739,575,996
Convertible Preferred Stocks - 0.4%
Security	Shares	Value
Oil and Gas-Refining and Marketing - 0.4%
Williams Holdings of Delaware(3)	29,400	$2,682,750
		$2,682,750
Total Convertible Preferred Stocks (identified cost $1,470,000)		$2,682,750
Preferred Stocks - 0.2%
Security	Shares	Value
Broadcasting and Cable - 0.2%
Ovation, Inc. (PIK)(1)(2)	807	$1,566,000
		$1,566,000
Total Preferred Stocks (identified cost $3,595,224)		$1,566,000
Convertible Bonds - 0.0%
Security	Principal Amount (000's omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10(3)	$100	$148,375
Total Convertible Bonds (identified cost, $100,000)		$148,375

See notes to financial statements

Utilities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants - 0.0%
Security	Shares	Value
Communications Equipment - 0.0%
Lucent Technologies, Inc., Exp. 12/10/07(1)	8,205	$6,318
		$6,318
Total Warrants (identified cost $0)		$6,318
Commercial Paper - 1.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$10,761	$10,761,000
Total Commercial Paper (at amortized cost, $10,761,000)		$10,761,000
Short-Term Investments - 0.3%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.5% (identified cost $565,914,785)		$756,740,439
Other Assets, Less Liabilities - 0.5%		$4,112,608
Net Assets - 100.0%		$760,853,047

ADR - American Depository Receipt

PIK - Payment In Kind.

(1)  Non-income producing security.

(2)  Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $2,831,125 or 0.4% of the Portfolio's net assets.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Hong Kong	0%	$72,500
Spain	0	67,581
Greece	0.2	1,620,466
Bermuda	0.4	2,977,500
Taiwan	0.5	3,857,400
New Zealand	0.6	4,183,428
Portugal	0.6	4,758,343
Netherlands	0.8	5,856,813
Belgium	1.1	8,734,834
Mexico	1.2	9,445,000
Denmark	1.9	14,373,553
Italy	1.9	14,555,122
Norway	1.9	14,136,264
Finland	2.6	19,474,722
Germany	4.8	36,240,874
Canada	5.1	38,726,843
France	5.1	38,985,713
United Kingdom	8.8	66,578,850
United States	62	472,094,633

See notes to financial statements

Utilities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $565,914,785)	$756,740,439
Cash	1,828
Interest and dividends receivable	3,785,632
Tax reclaim receivable	438,133
Total assets	$760,966,032
Liabilities
Miscellaneous liabilities	$37,863
Payable to affiliate for Trustees' fees	4,717
Accrued expenses	70,405
Total liabilities	$112,985
Net Assets applicable to investors' interest in Portfolio	$760,853,047
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$570,096,901
Net unrealized appreciation (computed on the basis of identified cost)	190,756,146
Total	$760,853,047

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $975,387)	$15,055,785
Interest	91,014
Total investment income	$15,146,799
Expenses
Investment adviser fee	$2,172,426
Trustees' fees and expenses	9,050
Custodian fee	169,570
Legal and accounting services	19,005
Interest expense	10,099
Miscellaneous	6,879
Total expenses	$2,387,029
Deduct - Preliminary reduction of investment adviser fee	$13,140
Total expense reductions	$13,140
Net expenses	$2,373,889
Net investment income	$12,772,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$23,428,738
Foreign currency transactions	(94,587)
Net realized gain	$23,334,151
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$35,881,799
Foreign currency	(78,096)
Net change in unrealized appreciation (depreciation)	$35,803,703
Net realized and unrealized gain	$59,137,854
Net increase in net assets from operations	$71,910,764

See notes to financial statements

Utilities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$12,772,910	$16,421,865
Net realized gain from investment and foreign currency transactions	23,334,151	30,445,305
Net change in unrealized appreciation (depreciation) from investments and foreign currency	35,803,703	76,946,660
Net increase in net assets from operations	$71,910,764	$123,813,830
Capital transactions - Contributions	$122,362,435	$132,359,731
Withdrawals	(59,059,136)	(88,873,138)
Net increase in net assets from capital transactions	$63,303,299	$43,486,593
Net increase in net assets	$135,214,063	$167,300,423
Net Assets
At beginning of period	$625,638,984	$458,338,561
At end of period	$760,853,047	$625,638,984

See notes to financial statements

Utilities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Expenses	0.71	%(1)	0.72%	0.72%	0.73%	0.71%	0.71%
Expenses after custodian fee reduction	0.71	%(1)	0.72%	0.72%	0.73%	0.71%	0.71%
Interest expense	-	(2)	- (2)	- (2)	- (2)	0.01%	0.01%
Net investment income	3.81	%(1)	3.16%	3.22%	3.40%	2.00%	1.54%
Portfolio Turnover	32%		59%	106%	146%	169%	149%
Total Return(3)	10.79%		25.57%	26.44%	(12.13)%	(18.61)%	-
Net assets, end of period (000's omitted)	$760,853		$625,639	$458,339	$351,078	$425,707	$574,586

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Annualized.

(2)  Represents less than 0.01%.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Utilities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2005, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and

Utilities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Delayed Delivery Transactions - The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual reduction which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004. For the six months ended June 30, 2005, the fee was equivalent to 0.648% (annualized) of the Portfolio's average daily net assets for such period and amounted to $2,172,426. Effective May 1, 2004, BMR has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the period ended June 30, 2005, BMR waived $13,140 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the

Utilities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $266,811,595, and $205,125,260, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$565,914,785
Gross unrealized appreciation	$200,051,197
Gross unrealized depreciation	(9,225,543)
Net unrealized appreciation	$190,825,654

The net unrealized depreciation on foreign currency was $69,508 at June 30, 2005.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Utilities Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Utilities Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Utilities Fund

INVESTMENT MANAGEMENT

Eaton Vance Utilities Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Utilities Portfolio

Officers Duncan W. Richardson President Judith A. Saryan Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains

(i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr..
William J. Austin, Jr.
Treasurer

Date:	August 22, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005